Financing Agreements - Credit Facilities (Details) (USD $) In Millions, unless otherwise specified					0 Months Ended																				0 Months Ended
	Dec. 31, 2013	Feb. 14, 2014 Revolving Credit Agreement	Dec. 31, 2013 Revolving Credit Agreement	Apr. 20, 2012 Revolving Credit Agreement	Jan. 03, 2013 WW II Note Surplus Notes	Dec. 31, 2013 ING U.S., Inc.	Dec. 31, 2013 ING U.S., Inc. / Security Life of Denver International Limited, Roaring River LLC	Dec. 31, 2013 ING U.S., Inc. / Security Life of Denver International Limited	Dec. 31, 2013 Security Life of Denver International Limited	Dec. 31, 2013 ING U.S., Inc. / Security Life of Denver International Limited	Dec. 31, 2013 ING U.S., Inc. / Security Life of Denver International Limited	Dec. 31, 2013 ReliaStar Life Insurance Company	Dec. 31, 2013 ING U.S., Inc. / Security Life of Denver International Limited	Dec. 31, 2013 ING U.S., Inc.	Dec. 31, 2013 ING U.S., Inc.	Dec. 31, 2013 ING U.S., Inc. / Roaring River III LLC	Dec. 31, 2013 ING U.S., Inc. / Roaring River III LLC	Dec. 31, 2013 ING Bank	Apr. 20, 2012 ING Bank Revolving Credit Agreement	Apr. 20, 2012 Letter of Credit	Apr. 20, 2012 Senior Unsecured Credit Facility	Dec. 31, 2013 Secured facilities	Dec. 31, 2013 Unsecured and Uncommitted	Dec. 31, 2013 Unsecured and Committed	May 14, 2013 Unsecured and Committed ING U.S., Inc.
Line of Credit Facility [Line Items]
Capacity	$ 9,288.2	$ 3,000.0	$ 3,500.0	$ 3,500.0		$ 3,500.0	$ 15.0	$ 750.0	$ 1,125.0	$ 750.0	$ 250.0	$ 265.0	$ 475.0	$ 2.0	$ 10.0	$ 1,151.2	$ 995.0	$ 1,390.0	$ 250.0	$ 3,500.0	$ 5,000.0	$ 275.0	$ 17.0	$ 8,996.2
Utilization	6,339.2		0			2,103.9	15.0	750.0	569.6	750.0	250.0	265.0	475.0	2.0	4.7	581.0	573.0	734.9		150.3		269.7	17.0	6,052.5
Unused Commitment	2,943.7					1,396.1	0	0	555.4	0	0	0	0	0	0	570.2	422.0	655.1				0	0	2,943.7
Debt cancellation amount					$ 359.3																				$ 1,500.0